Summary of arm’s length transactions with related parties (Details) (Parenthetical) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Impairment of trade receivables				₨ 3,837
Impairment of trade net allowance		530
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Receivable joint ventures		73,719		72,719
Joint Venture One [Member]
IfrsStatementLineItems [Line Items]
Gross loan commitments		1,000		72,719
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Trade receivables	[2]	₨ 530	[1]

[1]	Provision for impairment on loans to joint venture is INR 1,000 (March 31, 2022: INR 72,719). Cumulative provision for impairment on loans to joint venture as on March 31, 2023 is INR 73,719 (March 31, 2022: INR 72,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2023 is INR Nil (March 31, 2022: INR Nil), refer to note 27.
[2]	Trade receivables includes advance given against the future bookings amounting INR 530 (March 31, 2022: Nil). Provision for impairment on trade receivables INR Nil (March 31, 2022: INR 3,837). Closing balance of trade receivables (net of allowance) as of March 31, 2023 is INR 530 (March 31, 2022: INR Nil), refer to note 26.